Commitments & Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Commitments & Contingencies [Line Items]
Deferred fee percentage	3.50%	3.50%
Gross proceeds		$ 2,012,500
Percentage of deferred underwriting commission	3.50%	3.50%
Deferred underwriting commission	$ 2,012,500	$ 2,012,500
Sold to purchase unit	$ 100	$ 100
Unit purchase option (in Shares)	270,250	270,250
Units exercisable per share (in Dollars per share)	$ 11	$ 11
Aggregate exercise price	$ 2,972,750	$ 2,972,750
Expire date	5 years	5 years
Cash payment	$ 100	$ 100
Fair value of unit purchase option	$ 208,093	$ 208,093
Fair value per share (in Dollars per share)	$ 7.67	$ 7.67
Volatility		12.96%
Risk free interest rate		0.75%
Expected life		1 year
Probability of successful combination		85.00%
Underwriters [Member]
Commitments & Contingencies [Line Items]
Gross proceeds	$ 2,012,500
UPO [Member]
Commitments & Contingencies [Line Items]
Sold to purchase unit	$ 100	$ 100
Unit purchase option (in Shares)	270,250	270,250
Units exercisable per share (in Dollars per share)	$ 11	$ 11
Aggregate exercise price	$ 2,972,750	$ 2,972,750
Expire date	5 years	5 years
Cash payment	$ 100	$ 100
Fair value of unit purchase option	$ 208,093	$ 208,093
Fair value per share (in Dollars per share)	$ 7.67	$ 7.67
Volatility	12.96%	12.96%
Risk free interest rate	1.61%	1.61%
Expected life	5 years	5 years
Probability of successful combination	85.00%	85.00%
UPO [Member] | Business Acquisition [Member]
Commitments & Contingencies [Line Items]
Volatility	12.96%
Risk free interest rate	1.61%	1.61%
Expected life	5 years	5 years
Probability of successful combination	85.00%